Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Other operating gains, net		$ 736	$ 423
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Percentage of ownership stake sold	55.00%
Ownership interest retained percentage	45.00%	45.00%	45.00%
Revenue		$ 336	$ 336
Lease receivable amount		112	135
Lease payment amount		$ 100	102
Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Ownership interest retained percentage		20.00%
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares		66.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Other operating gains, net		$ 24	23
Future aggregate minimum lease payments		59	79
Future minimum lease payments receivable under noncancellable operating lease		15	56
Refinitiv [member] | news and editorial [member] | Reuters News [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Revenue		$ 336	$ 336